Summary of Significant Accounting Policies (Details)		1 Months Ended			6 Months Ended
	Oct. 31, 2022	Jul. 27, 2023 USD ($)	Jul. 24, 2023 JPY (¥)	Jul. 24, 2023 USD ($)	Oct. 31, 2023 JPY (¥) ¥ / shares	Oct. 31, 2023 USD ($) $ / shares	Oct. 31, 2022 JPY (¥)	Oct. 31, 2023 USD ($)	Apr. 30, 2023 JPY (¥)	Apr. 30, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Translation, description					Convenience TranslationTranslations of balances in the balance sheets, statements of operations, statements of changes in shareholders’ equity and statements of cash flows from JPY into USD as of October 31, 2023 are solely for the convenience of the readers and are calculated at the rate of USD 1.00=JPY151.46, representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on November 6, 2023. No representation is made that the JPY amounts could have been, or could be, converted, realized or settled into USD at such rate, or at any other rate.	Convenience TranslationTranslations of balances in the balance sheets, statements of operations, statements of changes in shareholders’ equity and statements of cash flows from JPY into USD as of October 31, 2023 are solely for the convenience of the readers and are calculated at the rate of USD 1.00=JPY151.46, representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on November 6, 2023. No representation is made that the JPY amounts could have been, or could be, converted, realized or settled into USD at such rate, or at any other rate.
Currency exchange rate | (per share)					¥ 151.46	$ 1
Insured amount (in Dollars)								$ 250,000
Credit losses for accounts receivabl (in Dollars)
Ordinary shares				$ 2,154,568	¥ 454,869,019	$ 3,003,228
Accumulated deferred costs										1,400,766
Initial public offering charges						753,802
Contract liabilities (in Yen)									¥ 1,397,470
Advertising expenses					¥ 11,088,923	$ 73,214	¥ 427,095
Tax benefit					50.00%	50.00%
Cash deposit					¥ 701,384,530			$ 4,630,824	¥ 177,886,393	$ 177,886,393
Total revenues					95.40%			95.40%	97.70%	97.70%
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Gross proceeds			¥ 781,200,000	$ 5,157,797
Ordinary shares | ¥			¥ 326,330,981
Accumulated deferred costs | ¥									¥ 212,160,121
Initial public offering charges		$ 6,000,000			¥ 114,170,860
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Purchase percent					86.10%			86.10%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Purchase percent					12.00%			12.00%
One Major Clients [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue rate percentage	62.10%				70.10%		62.10%	70.10%
Two Major Clients [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue rate percentage	15.20%						15.20%
Three Major Clients [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue rate percentage	11.60%						11.60%
One Vendor [Member]
Summary of Significant Accounting Policies [Line Items]
Total account payable rate					48.80%			48.80%	15.20%	15.20%
Total purchases	74.50%
Two Vendor [Member]
Summary of Significant Accounting Policies [Line Items]
Total account payable rate					17.30%			17.30%	15.00%	15.00%
Total purchases	22.50%
Three Vendor [Member]
Summary of Significant Accounting Policies [Line Items]
Total account payable rate									10.60%	10.60%